Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation [Abstract]
Summary of stock options available for grant and outstanding options activity

		Outstanding Options
	Shares Available for Grant	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2010	25,288,048	14,444,438	7.44

Exercised		(530,984)	5.19
Forfeited		(2,558,159)	8.10
Forfeitures available for re-grant	1,468,159

Balance at 31 March 2011	26,756,207	11,355,295	7.40

Exercised		(1,682,841)	6.25
Forfeited		(587,314)	7.76
Forfeitures available for re-grant	587,314

Balance at 31 March 2012	27,343,521	9,085,140	7.59

Outstanding and exercisable options under 2001 equity incentive plan and the LTIP

The following table summarises outstanding and exercisable options under both the 2001 Equity Incentive Plan and the LTIP as of 31 March 2012:

	Options Outstanding				Options Exercisable
Exercise Price (A$)	Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value	Number	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
5.99	903,250	2.7	5.99	1,526,493	903,250	5.99	1,526,493
6.30	93,000	2.9	6.30	128,340	93,000	6.30	128,340
6.38	1,482,235	5.7	6.38	1,926,906	1,482,235	6.38	1,926,906
6.45	191,000	0.7	6.45	234,930	191,000	6.45	234,930
7.05	1,479,250	1.7	7.05	931,928	1,479,250	7.05	931,928
7.83	1,016,000	5.4	7.83	-	908,358	7.83	-
8.40	2,027,305	4.6	8.40	-	2,027,305	8.40	-
8.90	1,878,100	3.7	8.90	-	1,878,100	8.90	-
9.50	15,000	3.9	9.50	-	15,000	9.50	-

Total	9,085,140	3.9	7.59	4,748,597	8,977,498	7.59	4,748,597

Restricted stock activity

	Shares	Weighted Average Fair Value at Grant Date (US$)
Non-vested at 31 March 2010	4,736,721	4.57

Granted	2,107,077	6.11
Vested	(970,793)	3.90
Forfeited	(760,910)	4.60

Non-vested at 31 March 2011	5,112,095	4.52

Granted	1,303,209	4.92
Vested	(2,527,601)	3.13
Forfeited	(210,192)	5.35

Non-vested at 31 March 2012	3,677,511	5.57

Restricted stock units - service vesting granted

Grant Date	Equity Award Plan	Restricted Stock Units Granted

17 June 2008	2001 Equity Incentive Plan	698,440
15 September 2008	Long-Term Incentive Plan	201,324
17 December 2008	2001 Equity Incentive Plan	992,271
29 May 2009	Long-Term Incentive Plan	1,066,595
7 December 2009	2001 Equity Incentive Plan	278,569
7 December 2010	2001 Equity Incentive Plan	348,426
7 December 2011	2001 Equity Incentive Plan	281,556
5 March 2012	2001 Equity Incentive Plan	3,802

		3,870,983

Details of restricted stock units with market conditions granted

Date of grant	15 Sep 2011	15 Sep 2010
Dividend yield (per annum)	2.0%	0.0%
Expected volatility	51.9%	50.6%
Risk free interest rate	1.0%	1.5%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	5.64	5.94
Number of restricted stock units	954,705	951,194